Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Data

The following table summarizes the unaudited quarterly financial data for the last two fiscal years:

CONSOLIDATED STATEMENTS OF OPERATIONS (in thousands, except share data and per share data)
	Year Ended December 31, 2014
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Revenue	$47	$33	$—	$—
Operating expenses:
Research and development	1,495	2,648	2,928	4,701
General and administrative	1,510	2,029	2,441	2,607
Total operating expenses	3,005	4,677	5,369	7,308
Other income (expense):
Interest income	1	2	2	4
Interest expense	(461)	(268)	(191)	(163)
Loss on extinguishment of debt	—	(2,493)	—	—
Decrease in value of preferred stock warrant liability	504	—	—	—
Total other income (expense) — net	44	(2,759)	(189)	(159)
Net loss attributable to common stockholders	$(2,914)	$(7,403)	$(5,558)	$(7,467)
Net loss per share attributable to common stockholders:
Basic and diluted	$(3.70)	$(0.44)	$(0.28)	$(0.37)
Weighted-average common shares outstanding:
Basic and diluted	786,986	16,883,716	20,124,574	20,125,009

	Year Ended December 31, 2013
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Revenue	$—	$—	$—	$6
Operating expenses:
Research and development	3,479	3,195	1,586	1,440
General and administrative	1,972	1,392	1,227	1,575
Total operating expenses	5,451	4,587	2,813	3,015
Other income (expense):
Interest income	1	—	—	1
Interest expense	(353)	(326)	(378)	(430)
Loss on extinguishment of debt	—	—	—	—
Decrease in value of preferred stock warrant liability	231	20	(7)	(42)
Total other income (expense) — net	(121)	(306)	(385)	(471)
Net loss attributable to common stockholders	$(5,572)	$(4,893)	$(3,198)	$(3,480)
Net loss per share attributable to common stockholders:
Basic and diluted	$(9.09)	$(7.96)	$(4.40)	$(4.45)
Weighted-average common shares outstanding:
Basic and diluted	612,836	614,662	726,987	782,335